                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
-------------------------------------------------------------------------------

                               MFS SERIES TRUST X
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                                  (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                        Date of fiscal year end: May 31*
-------------------------------------------------------------------------------

                  Date of reporting period: February 28, 2007
-------------------------------------------------------------------------------

* This Form N-Q pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) INTERNATIONAL VALUE FUND

2/28/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS International Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2007

ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.0%
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Sydney Roads Group                                                                                  3,206,360      $    3,309,232
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Heineken N.V.                                                                                         209,580      $   10,328,864
---------------------------------------------------------------------------------------------------------------------------------
Remy Cointreau S.A.                                                                                    55,940           3,708,714
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,037,578
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Impact 21 Co. Ltd. (l)                                                                                140,300      $    2,478,044
---------------------------------------------------------------------------------------------------------------------------------
Sanyo Shokai Ltd. (l)                                                                                 193,900           1,648,470
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,126,514
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc., SDR                                                                                    100,600      $    5,717,746
---------------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                                           235,482          13,680,362
---------------------------------------------------------------------------------------------------------------------------------
Continental AG                                                                                         57,563           7,182,533
---------------------------------------------------------------------------------------------------------------------------------
Kongsberg Automotive A.S.A. (l)                                                                       317,743           2,798,197
---------------------------------------------------------------------------------------------------------------------------------
Nissan Motor Co. Ltd.                                                                                 443,800           5,145,725
---------------------------------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen S.A. (l)                                                                          123,742           8,347,926
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   42,872,489
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Actelion Ltd. (a)                                                                                      19,020      $    4,153,623
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Fuji Television Network, Inc.                                                                           4,329      $    9,841,131
---------------------------------------------------------------------------------------------------------------------------------
Nippon Television Network Corp.                                                                        48,630           8,087,876
---------------------------------------------------------------------------------------------------------------------------------
Vivendi S.A. (l)                                                                                      227,060           8,967,294
---------------------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                                         612,589           8,888,822
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   35,785,123
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Van Lanschot N.V.                                                                                      21,260      $    1,880,361
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Premiere AG (a)(l)                                                                                    127,699      $    2,694,788
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                           100,580      $   17,778,313
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Buzzi Unicem S.p.A. (l)                                                                               142,799      $    4,201,810
---------------------------------------------------------------------------------------------------------------------------------
CRH PLC                                                                                               199,690           8,335,509
---------------------------------------------------------------------------------------------------------------------------------
Fletcher Building Ltd.                                                                                847,312           6,313,313
---------------------------------------------------------------------------------------------------------------------------------
Geberit AG                                                                                              2,443           4,039,409
---------------------------------------------------------------------------------------------------------------------------------
Nexity International                                                                                   42,419           3,412,247
---------------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.                                                                             808,000           6,671,309
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   32,973,597
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Henkel KGaA, IPS (l)                                                                                  135,957      $   19,207,372
---------------------------------------------------------------------------------------------------------------------------------
Kao Corp. (l)                                                                                         432,000          12,631,792
---------------------------------------------------------------------------------------------------------------------------------
Lion Corp. (l)                                                                                        442,000           2,592,310
---------------------------------------------------------------------------------------------------------------------------------
Uni-Charm Corp. (l)                                                                                   201,000          11,992,394
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   46,423,868
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Legrand S.A.                                                                                          207,860      $    6,638,724
---------------------------------------------------------------------------------------------------------------------------------
OMRON Corp.                                                                                           275,300           7,724,127
---------------------------------------------------------------------------------------------------------------------------------
Samsung SDI Co. Ltd.                                                                                   19,021           1,274,530
---------------------------------------------------------------------------------------------------------------------------------
Spectris PLC                                                                                          432,640           7,237,638
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   22,875,019
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
Barco N.V.                                                                                             28,845      $    2,648,921
---------------------------------------------------------------------------------------------------------------------------------
Brother Industries Ltd.                                                                               201,000           2,649,877
---------------------------------------------------------------------------------------------------------------------------------
Hirose Electric Co. Ltd. (l)                                                                           36,100           4,560,931
---------------------------------------------------------------------------------------------------------------------------------
Konica Minolta Holdings, Inc.                                                                         575,500           7,382,819
---------------------------------------------------------------------------------------------------------------------------------
Ricoh Co. Ltd.                                                                                        306,000           6,775,289
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                           13,046           7,855,030
---------------------------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                                            175,500           9,150,976
---------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (l)                                                  565,436           6,276,340
---------------------------------------------------------------------------------------------------------------------------------
Venture Corp. Ltd.                                                                                    582,500           5,259,594
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   52,559,777
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                           64,460      $    4,417,444
---------------------------------------------------------------------------------------------------------------------------------
PTT Public Co.                                                                                        731,740           4,496,364
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,913,808
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 6.4%
---------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC, "A"                                                                            660,750      $   21,432,745
---------------------------------------------------------------------------------------------------------------------------------
Statoil A.S.A. (l)                                                                                    536,060          13,681,579
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR                                                                                       474,054          31,913,315
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   67,027,639
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 5.9%
---------------------------------------------------------------------------------------------------------------------------------
Binggrae Co. Ltd.                                                                                      44,640      $    1,697,050
---------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC                                                                               1,238,430          13,252,523
---------------------------------------------------------------------------------------------------------------------------------
CoolBrands International, Inc. (a)                                                                    320,690             318,017
---------------------------------------------------------------------------------------------------------------------------------
CSM N.V.                                                                                              217,221           7,544,102
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A.                                                                                            89,278          33,276,312
---------------------------------------------------------------------------------------------------------------------------------
Nong Shim Co. Ltd.                                                                                     20,219           5,560,923
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   61,648,927
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Carrefour S.A. (l)                                                                                    165,464      $   11,050,942
---------------------------------------------------------------------------------------------------------------------------------
Lawson, Inc. (l)                                                                                      287,600          11,034,429
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   22,085,371
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
M-Real Oyj, "B" (l)                                                                                   462,150      $    3,142,842
---------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Indesit Co. S.p.A. (l)                                                                                199,048      $    3,752,746
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Daiei, Inc. (a)(l)                                                                                    220,400      $    3,022,980
---------------------------------------------------------------------------------------------------------------------------------
METRO AG                                                                                              153,960          10,649,272
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,672,252
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Benfield Group PLC                                                                                    911,902      $    6,213,098
---------------------------------------------------------------------------------------------------------------------------------
Catlin Group Ltd.                                                                                     413,294           3,854,635
---------------------------------------------------------------------------------------------------------------------------------
Hiscox Ltd.                                                                                         1,026,193           5,233,777
---------------------------------------------------------------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC                                                                    1,144,857           9,688,557
---------------------------------------------------------------------------------------------------------------------------------
Legal & General Group PLC                                                                           3,782,640          11,623,581
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   36,613,648
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Heiwa Corp. (l)                                                                                       297,800      $    3,785,103
---------------------------------------------------------------------------------------------------------------------------------
NAMCO BANDAI Holdings, Inc. (l)                                                                       336,400           4,969,384
---------------------------------------------------------------------------------------------------------------------------------
Tamron Co. Ltd. (l)                                                                                   157,200           3,367,717
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,122,204
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
ASSA ABLOY AB, "B"                                                                                    426,070      $    9,218,014
---------------------------------------------------------------------------------------------------------------------------------
GEA Group AG                                                                                          280,770           6,463,629
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,681,643
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 6.3%
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas (l)                                                                                       118,023      $   12,326,513
---------------------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A. (l)                                                                              505,850          20,185,037
---------------------------------------------------------------------------------------------------------------------------------
Joyo Bank Ltd.                                                                                        591,000           3,880,732
---------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                                      321,431          12,679,388
---------------------------------------------------------------------------------------------------------------------------------
Shizuoka Bank Ltd.                                                                                    612,000           6,542,550
---------------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken AB, "A"                                                                         324,800           9,346,195
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   64,960,415
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                                    241,146      $   11,439,514
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd. (l)                                                                              2,316,000      $   13,015,634
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
OAO Gazprom, ADR                                                                                      121,340      $    4,940,965
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Fugro N.V.                                                                                            111,081      $    5,198,180
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 10.8%
---------------------------------------------------------------------------------------------------------------------------------
Aiful Corp. (l)                                                                                       333,000      $    9,061,607
---------------------------------------------------------------------------------------------------------------------------------
Banche Popolari Unite S.C.p.A. (l)                                                                    244,680           6,960,066
---------------------------------------------------------------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd.                                                                        1,664,200           5,555,527
---------------------------------------------------------------------------------------------------------------------------------
Dah Sing Financial Holdings Ltd.                                                                      301,200           2,623,421
---------------------------------------------------------------------------------------------------------------------------------
DNB Holding A.S.A. (l)                                                                                501,700           6,790,952
---------------------------------------------------------------------------------------------------------------------------------
Hachijuni Bank Ltd.                                                                                   518,000           3,764,726
---------------------------------------------------------------------------------------------------------------------------------
Hana Financial Group, Inc.                                                                             93,010           4,938,409
---------------------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC                                                                                   1,229,050          21,501,950
---------------------------------------------------------------------------------------------------------------------------------
ING Groep N.V. (l)                                                                                    379,342          16,195,947
---------------------------------------------------------------------------------------------------------------------------------
Komercni Banka A.S.                                                                                    26,639           4,362,680
---------------------------------------------------------------------------------------------------------------------------------
Krungthai Card PLC                                                                                  3,165,400           2,407,948
---------------------------------------------------------------------------------------------------------------------------------
LIC Housing Finance Ltd.                                                                              341,700           1,115,590
---------------------------------------------------------------------------------------------------------------------------------
Sapporo Hokuyo Holdings, Inc.                                                                             613           6,371,926
---------------------------------------------------------------------------------------------------------------------------------
Shinhan Financial Group Co. Ltd.                                                                      104,390           5,886,279
---------------------------------------------------------------------------------------------------------------------------------
Siam City Bank Public Co. Ltd.                                                                      4,745,300           2,537,369
---------------------------------------------------------------------------------------------------------------------------------
Takefuji Corp. (l)                                                                                    304,290          11,880,502
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  111,954,899
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 8.2%
---------------------------------------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                                                 362,200      $   15,886,233
---------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                                                 1,042,850          29,281,173
---------------------------------------------------------------------------------------------------------------------------------
Hisamitsu Pharmaceutical Co., Inc.                                                                    217,400           6,632,418
---------------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                           513,220          28,588,299
---------------------------------------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd.                                                                               339,000           4,578,061
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   84,966,184
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                                     606,649      $    7,069,502
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
SMRT Corp. Ltd.                                                                                     4,978,270      $    4,690,489
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Wohnen AG                                                                                     56,230      $    3,434,079
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A., Bearer Shares (l)                                                                  46,446      $   10,647,512
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
KappAhl Holding AB                                                                                    300,750      $    3,178,199
---------------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                              127,487           5,111,545
---------------------------------------------------------------------------------------------------------------------------------
Praktiker Bau-und Heimwerkermarkte Holding AG                                                         164,746           5,673,689
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,963,433
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
KDDI Corp.                                                                                              1,689      $   13,231,666
---------------------------------------------------------------------------------------------------------------------------------
Mobilcom AG (a)(l)                                                                                    119,653           3,427,346
---------------------------------------------------------------------------------------------------------------------------------
SmarTone Telecommunications Holdings Ltd.                                                           2,386,000           2,412,584
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                                  8,000,599          22,228,468
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   41,300,064
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
France Telecom S.A. (l)                                                                               484,521      $   13,160,670
---------------------------------------------------------------------------------------------------------------------------------
Royal KPN N.V.                                                                                        727,491          11,222,836
---------------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                                   3,384,000           7,041,005
---------------------------------------------------------------------------------------------------------------------------------
Telekom Austria AG                                                                                    470,440          11,763,661
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   43,188,172
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
British American Tobacco PLC                                                                          375,295      $   11,414,445
---------------------------------------------------------------------------------------------------------------------------------
Swedish Match AB                                                                                      380,853           6,580,919
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,995,364
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
TNT N.V.                                                                                              451,528      $   19,421,291
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
British Energy Group PLC (a)                                                                          392,140      $    3,187,661
---------------------------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                               121,571          15,946,132
---------------------------------------------------------------------------------------------------------------------------------
Suez S.A. (l)                                                                                         129,681           6,283,059
---------------------------------------------------------------------------------------------------------------------------------
United Utilities PLC                                                                                  558,955           7,984,366
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   33,401,218
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                              $1,017,718,277
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.32%, due 3/01/07 (y)                                         $ 14,516,000      $   14,516,000
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 14.5%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                  150,961,935      $  150,961,935
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                $1,183,196,212
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (13.9)%                                                                             (144,780,614)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $1,038,415,598
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR     American Depository Receipt
IPS     International Preference Stock
SDR     Swedish Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERNATIONAL VALUE FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 02/28/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                         $1,067,498,821
                                                       ==============
Gross unrealized appreciation                          $  139,130,541
Gross unrealized depreciation                             (23,433,150)
                                                       --------------
      Net unrealized appreciation                      $  115,697,391
                                                       ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of February 28, 2007 are as follows:

---------------------------------
Japan                       21.2%
---------------------------------
United Kingdom              21.1%
---------------------------------
France                      13.2%
---------------------------------
Germany                      8.5%
---------------------------------
Switzerland                  8.5%
---------------------------------
Netherlands                  6.9%
---------------------------------
Sweden                       3.3%
---------------------------------
South Korea                  2.6%
---------------------------------
Norway                       2.2%
---------------------------------
Other Countries             12.5%
---------------------------------

MFS(R) EMERGING MARKETS EQUITY FUND

2/28/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Emerging Markets Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2007

ISSUER                                                                                            SHARES/PAR            VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.6%
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Anadolu Efes Biracilik ve Malt Sanayii A.S.                                                           90,758         $  2,810,094
---------------------------------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR                                                                97,780            4,729,619
---------------------------------------------------------------------------------------------------------------------------------
SABMiller PLC                                                                                        172,500            3,820,576
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,360,289
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Denway Motors Ltd.                                                                                 4,902,000         $  1,945,002
---------------------------------------------------------------------------------------------------------------------------------
Hyundai Mobis                                                                                         25,529            2,114,540
---------------------------------------------------------------------------------------------------------------------------------
PT Astra International Tbk.                                                                        1,430,000            2,200,241
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,259,783
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                             213,150         $  5,816,863
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Israel Chemicals Ltd.                                                                                701,080         $  4,305,898
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
HCL Technologies Ltd.                                                                                685,640         $  9,304,727
---------------------------------------------------------------------------------------------------------------------------------
High Tech Computer Corp.                                                                             136,800            1,980,692
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,285,419
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Alfa S.A de C.V., "A"                                                                                180,110         $  1,138,953
---------------------------------------------------------------------------------------------------------------------------------
CITIC Pacific Ltd.                                                                                   683,000            2,294,748
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,433,701
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Consorcio ARA S.A. de C.V.                                                                           262,550         $  1,652,758
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Moctezuma S.A. de C.V.                                                                   950,500            2,592,389
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,245,147
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                         1,116,770         $  4,678,732
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 9.5%
---------------------------------------------------------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                                                                          992,000         $  5,789,772
---------------------------------------------------------------------------------------------------------------------------------
MediaTek, Inc.                                                                                       212,631            2,328,771
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                          42,095           25,345,508
---------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                                                        2,653,331            5,305,150
---------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (l)                                                 904,814           10,043,435
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 48,812,636
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Addax Petroleum Corp.                                                                                 63,680         $  1,842,759
---------------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                                         4,960,000            3,999,514
---------------------------------------------------------------------------------------------------------------------------------
First Uranium Corp. (a)                                                                              177,300            1,541,476
---------------------------------------------------------------------------------------------------------------------------------
First Uranium Corp. (a)                                                                              139,830            1,215,705
---------------------------------------------------------------------------------------------------------------------------------
Oil & Natural Gas Corp. Ltd.                                                                         102,152            1,818,202
---------------------------------------------------------------------------------------------------------------------------------
Reliance Industries Ltd.                                                                             257,050            7,852,290
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 18,269,946
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 10.4%
---------------------------------------------------------------------------------------------------------------------------------
Gazprom NEFT, ADR (l)                                                                                132,600         $  2,817,750
---------------------------------------------------------------------------------------------------------------------------------
LUKOIL, ADR                                                                                          205,730           16,314,389
---------------------------------------------------------------------------------------------------------------------------------
MOL Hungarian Oil & Gas                                                                               22,170            2,383,842
---------------------------------------------------------------------------------------------------------------------------------
PetroChina Co. Ltd.                                                                                7,856,000            9,160,197
---------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR                                                                        256,320           23,171,328
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 53,847,506
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Hellenic Bottling Co. S.A.                                                                  11,995         $    464,039
---------------------------------------------------------------------------------------------------------------------------------
Embotelladoras Arca S.A. de C.V.                                                                     782,100            2,799,338
---------------------------------------------------------------------------------------------------------------------------------
Grupo Continential S.A.                                                                            1,186,700            2,442,316
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,705,693
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR (l)                                                                        73,110         $  3,923,083
---------------------------------------------------------------------------------------------------------------------------------
Votorantim Celulose e Papel S.A., ADR                                                                246,525            4,420,193
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,343,276
---------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
SARE Holding S.A. de C.V., "B" (a)                                                                 1,516,600         $  2,199,820
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Resorts World Berhad                                                                                 650,800         $  2,786,754
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Massmart Holdings Ltd.                                                                               289,480         $  3,351,693
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Sanlam Ltd.                                                                                        1,995,160         $  5,217,598
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
NHN Corp.                                                                                             22,077         $  3,024,247
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
First Financial Holding Co.                                                                        3,230,000         $  2,349,558
---------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank                                                                                         140,945           12,692,085
---------------------------------------------------------------------------------------------------------------------------------
Korea Exchange Bank                                                                                  184,280            2,651,581
---------------------------------------------------------------------------------------------------------------------------------
Malayan Banking Berhad                                                                               912,800            3,257,208
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 20,950,432
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 11.8%
---------------------------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                                   108,620         $  5,152,729
---------------------------------------------------------------------------------------------------------------------------------
Companhia Siderurgica Nacional S.A., ADR (l)                                                          64,280            2,251,086
---------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                      569,310           19,424,857
---------------------------------------------------------------------------------------------------------------------------------
Grupo Mexico SAB de C.V.                                                                           1,322,000            5,764,490
---------------------------------------------------------------------------------------------------------------------------------
KGHM Polska Miedz S.A.                                                                                62,800            1,906,672
---------------------------------------------------------------------------------------------------------------------------------
Mining & Metallurgical Co. Norilsk Nickel, ADR                                                        27,600            4,899,000
---------------------------------------------------------------------------------------------------------------------------------
POSCO, ADR                                                                                           124,270           11,519,829
---------------------------------------------------------------------------------------------------------------------------------
Southern Copper Corp. (l)                                                                             42,830            3,015,232
---------------------------------------------------------------------------------------------------------------------------------
Steel Authority of India Ltd.                                                                        976,404            2,398,282
---------------------------------------------------------------------------------------------------------------------------------
Ternium S.A., ADR (a)                                                                                 81,550            2,193,695
---------------------------------------------------------------------------------------------------------------------------------
Usinas Siderurgicas de Minas Gerais S.A., IPS                                                         50,700            2,114,134
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 60,640,006
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
OAO Gazprom, ADR                                                                                     503,070         $ 20,485,010
---------------------------------------------------------------------------------------------------------------------------------
Transneft OAO, IPS                                                                                       910            1,983,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 22,468,810
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Addax Petroleum Corp. (a)(n)                                                                         128,710         $  3,724,585
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 10.6%
---------------------------------------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                                                      300,262         $  5,679,300
---------------------------------------------------------------------------------------------------------------------------------
African Bank Investments Ltd.                                                                      1,252,300            4,769,811
---------------------------------------------------------------------------------------------------------------------------------
Asya Katilim Bankasi A.S. (a)                                                                        322,854            1,485,174
---------------------------------------------------------------------------------------------------------------------------------
Ayala Corp.                                                                                          187,680            2,165,576
---------------------------------------------------------------------------------------------------------------------------------
Banco Nossa Caixa S.A.                                                                               159,530            3,005,954
---------------------------------------------------------------------------------------------------------------------------------
Banco Santander Chile, ADR                                                                            50,130            2,386,188
---------------------------------------------------------------------------------------------------------------------------------
Cathay Financial Holding Co. Ltd.                                                                  2,027,708            4,344,802
---------------------------------------------------------------------------------------------------------------------------------
FirstRand Ltd.                                                                                     1,875,890            6,200,070
---------------------------------------------------------------------------------------------------------------------------------
Hana Financial Group, Inc.                                                                            49,260            2,615,483
---------------------------------------------------------------------------------------------------------------------------------
Komercni Banka A.S.                                                                                   16,413            2,687,964
---------------------------------------------------------------------------------------------------------------------------------
MCB Bank Ltd.                                                                                        624,800            3,017,039
---------------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                                    45,720            3,854,196
---------------------------------------------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk.                                                                          3,908,000            2,107,748
---------------------------------------------------------------------------------------------------------------------------------
Shinhan Financial Group Co. Ltd.                                                                      62,470            3,522,520
---------------------------------------------------------------------------------------------------------------------------------
Turkiye Garanti Bankasi A.S.                                                                         750,500            2,868,153
---------------------------------------------------------------------------------------------------------------------------------
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                                      46,100            3,940,628
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 54,650,606
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                                                                1,688,546         $ 11,518,570
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Richter Gedeon Nyrt.                                                                                  25,010         $  4,870,589
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR                                                             297,400           10,575,544
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,446,133
---------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                                                        194,320         $  5,524,188
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
LG Chemical Ltd.                                                                                      52,730         $  2,435,760
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Edgars Consolidated Stores Ltd.                                                                      513,140         $  3,137,063
---------------------------------------------------------------------------------------------------------------------------------
Ellerine Holdings Ltd.                                                                               245,698            2,715,925
---------------------------------------------------------------------------------------------------------------------------------
Foschini Ltd.                                                                                        351,520            3,158,989
---------------------------------------------------------------------------------------------------------------------------------
Truworths International Ltd.                                                                         709,850            3,330,652
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,342,629
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 7.4%
---------------------------------------------------------------------------------------------------------------------------------
China Mobile Ltd.                                                                                  1,919,000         $ 17,831,856
---------------------------------------------------------------------------------------------------------------------------------
Egyptian Co. for Mobil Services (MobiNil)                                                            101,030            2,856,160
---------------------------------------------------------------------------------------------------------------------------------
Globe Telecom, Inc.                                                                                  210,770            5,624,008
---------------------------------------------------------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.                                                               100,420            4,800,379
---------------------------------------------------------------------------------------------------------------------------------
Vimpel-Communications, ADR (a)                                                                        86,770            6,981,514
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 38,093,917
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
China Netcom Group Corp. Ltd.                                                                        989,000         $  2,336,754
---------------------------------------------------------------------------------------------------------------------------------
China Telecom Corp. Ltd.                                                                           6,220,000            2,881,933
---------------------------------------------------------------------------------------------------------------------------------
KT Corp., ADR                                                                                         99,690            2,241,031
---------------------------------------------------------------------------------------------------------------------------------
Orascom Telecom Holding (S.A.E)                                                                       84,750            6,086,523
---------------------------------------------------------------------------------------------------------------------------------
Pakistan Telecommunication Co. Ltd.                                                                2,490,500            2,216,423
---------------------------------------------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk.                                                                   5,362,500            5,226,550
---------------------------------------------------------------------------------------------------------------------------------
Telecom Egypt                                                                                      1,016,200            2,721,167
---------------------------------------------------------------------------------------------------------------------------------
Telekomunikacja Polska S.A.                                                                          326,200            2,486,711
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 26,197,092
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Imperial Holdings                                                                                    226,030         $  5,115,565
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
AES Tiete S.A., IPS                                                                               50,943,000         $  1,573,798
---------------------------------------------------------------------------------------------------------------------------------
CEZ AS                                                                                               125,540            5,047,283
---------------------------------------------------------------------------------------------------------------------------------
Energias do Brasil S.A.                                                                              163,170            2,570,455
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., ADR                                                                                    328,850            5,146,501
---------------------------------------------------------------------------------------------------------------------------------
Equatorial Energia S.A., IEU (a)                                                                     300,290            2,661,281
---------------------------------------------------------------------------------------------------------------------------------
First Philippine Holdings Corp.                                                                    2,366,790            3,681,917
---------------------------------------------------------------------------------------------------------------------------------
Inversiones Aguas Metropolitanas S.A., ADR (n)                                                        87,130            2,035,482
---------------------------------------------------------------------------------------------------------------------------------
Manila Water Co., Inc.                                                                            20,877,000            4,000,538
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 26,717,255
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                                $508,770,549
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                  17,319,488         $ 17,319,488
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $526,090,037
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (2.0)%                                                                               (10,187,734)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $515,902,303
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(k) As of February 28, 2007, the fund had ten securities that were fair valued, aggregating $37,621,065 and 7.15% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,760,067, representing 1.1% of net assets.

The following abbreviations are used in this report and are defined:

ADR     American Depository Receipt
GDR     Global Depository Receipt
IEU     International Equity Unit
IPS     International Preference Stock

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS EMERGING MARKETS EQUITY FUNDSUPPLEMENTAL
SCHEDULES (UNAUDITED) 02/28/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $407,743,705
                                                                ============
Gross unrealized appreciation                                   $124,465,062
Gross unrealized depreciation                                     (6,118,730)
                                                                ------------
      Net unrealized appreciation (depreciation)                $118,346,332
                                                                ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of February 28, 2007, are as follows:

---------------------------------
Brazil                      14.3%
---------------------------------
South Korea                 13.2%
---------------------------------
Russia                      10.4%
---------------------------------
South Africa                 9.9%
---------------------------------
Taiwan                       7.4%
---------------------------------
Mexico                       5.6%
---------------------------------
Hong Kong                    5.0%
---------------------------------
India                        4.1%
---------------------------------
China                        3.9%
---------------------------------
Other Countries             26.2%
---------------------------------

MFS INTERNATIONAL GROWTH FUND

2/28/07
Quarterly portfolio holdings

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

MFS International Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2007

ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 96.0%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Finmeccanica S.p.A. (l)                                                                            278,930         $    8,248,010
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR                                                             180,300         $    8,721,111
---------------------------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (l)                                                                              49,935             10,305,718
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,026,829
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Adidas AG (l)                                                                                      112,610         $    5,530,462
---------------------------------------------------------------------------------------------------------------------------------
Li & Fung Ltd.                                                                                   2,611,200              8,288,516
---------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                          225,580             24,989,533
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   38,808,511
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Continental AG                                                                                      73,210         $    9,134,917
---------------------------------------------------------------------------------------------------------------------------------
Takata Corp.                                                                                       104,100              4,407,513
---------------------------------------------------------------------------------------------------------------------------------
Toyota Industries Corp.                                                                            273,200             13,575,729
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   27,118,159
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Actelion Ltd. (a)                                                                                   39,310         $    8,584,590
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Antena 3 de Television S.A. (l)                                                                    266,510         $    5,969,623
---------------------------------------------------------------------------------------------------------------------------------
Fuji Television Network, Inc.                                                                        2,202              5,005,814
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                           267,310              7,294,890
---------------------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                                    1,329,150             19,286,305
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   37,556,632
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Daiwa Securities Group, Inc. (l)                                                                   785,000         $    9,957,619
---------------------------------------------------------------------------------------------------------------------------------
Julius Baer Holding Ltd.                                                                            91,546             11,581,822
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   21,539,441
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Intertek Group PLC                                                                                 436,260         $    7,388,140
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Bayer AG                                                                                           180,300         $   10,369,596
---------------------------------------------------------------------------------------------------------------------------------
Wacker Chemie AG (a)(l)                                                                             58,280              8,867,350
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,236,946
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
SAP AG                                                                                             127,740         $    5,883,116
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Fujitsu Ltd.                                                                                       705,000         $    4,897,406
---------------------------------------------------------------------------------------------------------------------------------
HCL Technologies Ltd.                                                                              656,380              8,907,644
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,805,050
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Siemens AG                                                                                          68,000         $    7,174,903
---------------------------------------------------------------------------------------------------------------------------------
Smiths Group PLC                                                                                   280,760              5,678,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,853,003
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Wienerberger AG                                                                                    123,010         $    7,567,803
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 5.3%
---------------------------------------------------------------------------------------------------------------------------------
AmorePacific Corp.                                                                                  10,798         $    6,352,439
---------------------------------------------------------------------------------------------------------------------------------
Kao Corp. (l)                                                                                      338,000              9,883,208
---------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                       2,300,260              9,636,989
---------------------------------------------------------------------------------------------------------------------------------
L'Oreal S.A. (a)(l)                                                                                 65,320              6,838,546
---------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                              354,590             18,443,317
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   51,154,499
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                                       19,900         $    4,687,002
---------------------------------------------------------------------------------------------------------------------------------
OMRON Corp.                                                                                        265,100              7,437,945
---------------------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A. (l)                                                                         81,460              9,893,809
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   22,018,756
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 9.3%
---------------------------------------------------------------------------------------------------------------------------------
ARM Holdings PLC                                                                                 1,948,490         $    4,906,662
---------------------------------------------------------------------------------------------------------------------------------
ASML Holding N.V. (a)                                                                              329,000              8,100,629
---------------------------------------------------------------------------------------------------------------------------------
Canon, Inc. (l)                                                                                    149,100              8,152,430
---------------------------------------------------------------------------------------------------------------------------------
Hirose Electric Co. Ltd. (l)                                                                       116,900             14,769,332
---------------------------------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd. (l)                                                                 227,000              5,553,663
---------------------------------------------------------------------------------------------------------------------------------
Royal Philips Electronics N.V                                                                      356,350             13,092,696
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                        25,747             15,502,335
---------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (l)                                               877,042              9,735,166
---------------------------------------------------------------------------------------------------------------------------------
USHIO America, Inc. (l)                                                                            268,100              5,177,119
---------------------------------------------------------------------------------------------------------------------------------
Venture Corp. Ltd.                                                                                 522,100              4,714,221
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   89,704,253
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                                      10,038,000         $    8,094,177
---------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                              283,950              4,896,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,990,327
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR                                                                       96,970         $    8,766,088
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A. (l)                                                                                     375,590             25,353,092
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   34,119,180
---------------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Aker Kvaerner A.S.A                                                                                 42,390         $    4,922,116
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Groupe Danone (l)                                                                                   38,220         $    6,054,386
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                          54,232             20,213,725
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   26,268,111
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Dairy Farm International Holdings Ltd.                                                           1,431,900         $    5,498,496
---------------------------------------------------------------------------------------------------------------------------------
Tesco PLC                                                                                        1,734,469             14,712,310
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   20,210,806
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR                                                                          80,850         $    4,338,411
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
IG Group Holdings PLC                                                                              822,060         $    4,228,978
---------------------------------------------------------------------------------------------------------------------------------
Orient-Express Hotels Ltd., "A" (l)                                                                160,090              8,265,447
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,494,425
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Massmart Holdings Ltd.                                                                             515,430         $    5,967,815
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Aflac, Inc.                                                                                        202,120         $    9,540,064
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Konami Corp. (l)                                                                                   152,200         $    4,051,635
---------------------------------------------------------------------------------------------------------------------------------
NAMCO BANDAI Holdings, Inc. (l)                                                                    251,800              3,719,652
---------------------------------------------------------------------------------------------------------------------------------
Ubisoft Entertainment S.A. (a)(l)                                                                  130,814              5,763,349
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,534,636
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                                                          88,000         $    7,868,165
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
Chiba Bank Ltd.                                                                                    804,000         $    7,677,850
---------------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                                                     132,960              9,879,263
---------------------------------------------------------------------------------------------------------------------------------
Raiffeisen International Bank Holding AG                                                            40,040              5,387,552
---------------------------------------------------------------------------------------------------------------------------------
Societe Generale (l)                                                                                61,615             10,380,726
---------------------------------------------------------------------------------------------------------------------------------
Standard Chartered PLC                                                                             348,520              9,772,069
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano S.p.A                                                                        1,332,780             12,352,164
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   55,449,624
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Straumann Holding AG (l)                                                                            17,890         $    4,710,987
---------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                       52,610              6,591,097
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,302,084
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                                 213,110         $   10,109,539
---------------------------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd.                                                                                1,065,280             22,769,692
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   32,879,231
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"                                                                              1,612,320         $    5,744,676
---------------------------------------------------------------------------------------------------------------------------------
NICE Systems Ltd., ADR (a)                                                                         149,890              5,130,735
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,875,411
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Acergy S.A. (a)(l)                                                                                 472,310         $    8,915,724
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 11.8%
---------------------------------------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                                                    467,190         $    8,836,656
---------------------------------------------------------------------------------------------------------------------------------
Aeon Credit Service Co. Ltd.                                                                       501,100              9,528,226
---------------------------------------------------------------------------------------------------------------------------------
Akbank T.A.S                                                                                       692,673              4,558,994
---------------------------------------------------------------------------------------------------------------------------------
Bank of Cyprus Public Co. Ltd.                                                                     493,300              7,348,961
---------------------------------------------------------------------------------------------------------------------------------
CSU Cardsystem S.A. (a)                                                                            333,310              2,263,779
---------------------------------------------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                                                             333,700             11,360,120
---------------------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC                                                                                1,724,010             30,161,162
---------------------------------------------------------------------------------------------------------------------------------
Komercni Banka A.S                                                                                  32,586              5,336,623
---------------------------------------------------------------------------------------------------------------------------------
Suncorp-Metway Ltd. (l)                                                                            469,860              8,058,802
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                             298,303             17,694,177
---------------------------------------------------------------------------------------------------------------------------------
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                                    91,450              7,817,146
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  112,964,646
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.0%
---------------------------------------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                                              169,300         $    7,425,564
---------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                                                645,890             18,135,319
---------------------------------------------------------------------------------------------------------------------------------
Hisamitsu Pharmaceutical Co., Inc. (l)                                                             167,100              5,097,870
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                   152,540             27,225,644
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   57,884,397
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A., Bearer Shares (l)                                                               42,708         $    9,790,594
---------------------------------------------------------------------------------------------------------------------------------
Linde AG                                                                                            92,650              9,439,935
---------------------------------------------------------------------------------------------------------------------------------
Symrise AG (a)                                                                                     193,242              4,857,710
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   24,088,239
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                                               116,000         $    1,208,558
---------------------------------------------------------------------------------------------------------------------------------
Industria de Diseno Textil S.A                                                                     175,120             10,192,158
---------------------------------------------------------------------------------------------------------------------------------
KappAhl Holding AB                                                                                 426,730              4,509,503
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,910,219
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
China Mobile Ltd.                                                                                  990,000         $    9,199,342
---------------------------------------------------------------------------------------------------------------------------------
Philippine Long Distance Telephone Co., ADR                                                         29,300              1,435,700
---------------------------------------------------------------------------------------------------------------------------------
Philippine Long Distance Telephone Co., ADR (l)                                                     45,470              2,228,030
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,863,072
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Orascom Telecom Holding (S.A.E), GDR                                                               132,020         $    9,320,612
---------------------------------------------------------------------------------------------------------------------------------
Telenor A.S.A. (l)                                                                                 487,020              9,014,697
---------------------------------------------------------------------------------------------------------------------------------
TELUS Corp.                                                                                        162,710              7,838,178
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   26,173,487
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
CEZ AS                                                                                             242,430         $    9,746,797
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                              $  921,800,725
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch, 5.32%, dated 2/28/07, due 3/01/07, total to be received
$30,075,444 (secured by various U.S. Treasury and Federal Agency obligations
and Mortgage Backed securities in a jointly traded account)                                   $ 30,071,000         $   30,071,000
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 18.8%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                               180,655,372         $  180,655,372
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                             $1,132,527,097
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (17.9)%                                                                             (172,114,930)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $  960,412,167
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(k) As of February 28, 2007, the fund had one security that was fair valued, aggregating $1,435,700 and 0.13% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR     American Depository Receipt
GDR     Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERNATIONAL GROWTH FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 02/28/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                              $1,010,372,411
                                                            ==============
Gross unrealized appreciation                               $  129,992,975
Gross unrealized depreciation                                   (7,838,289)
                                                            --------------
Net unrealized appreciation (depreciation)                  $  122,154,686
                                                            ==============


The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of February 28, 2007, are as follows:

----------------------------------
United Kingdom               14.9%
----------------------------------
Japan                        14.5%
----------------------------------
France                       11.4%
----------------------------------
Switzerland                  10.1%
----------------------------------
Germany                       6.4%
----------------------------------
Brazil                        3.3%
----------------------------------
Australia                     3.2%
----------------------------------
Hong Kong                     2.5%
----------------------------------
Norway                        2.4%
----------------------------------
Other Countries              31.3%
----------------------------------

MFS(R) INTERNATIONAL DIVERSIFICATION FUND

2/28/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS International Diversification Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2007

ISSUER                                                                                          SHARES/PAR             VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 99.6%
--------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Markets Equity Fund - Class I (h)                                                   2,713,297        $  101,070,300
--------------------------------------------------------------------------------------------------------------------------------
MFS International Growth Fund - Class I (h)                                                     18,356,731           508,297,883
--------------------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                                   7,188,618           203,006,574
--------------------------------------------------------------------------------------------------------------------------------
MFS International Value Fund - Class I (h)                                                      16,276,199           509,933,303
--------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I (h)                                                   35,938,407           711,580,456
--------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS                                                                                              $2,033,888,516
--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.32%, due 3/01/07 (y)                                       $ 7,965,000        $    7,965,000
--------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                               $2,041,853,516
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.0)%                                                                                (970,060)
--------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                             $2,040,883,456
--------------------------------------------------------------------------------------------------------------------------------

(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(y) The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERNATIONAL DIVERSIFICATION FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 02/28/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $1,858,414,646
                                                               ==============
Gross unrealized appreciation                                  $  183,438,870
Gross unrealized depreciation                                              --
                                                               --------------
      Net unrealized appreciation (depreciation)               $  183,438,870
                                                               ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the nine months ended February 28, 2007, is set forth below:

                                                 BEGINNING        ACQUISITIONS           DISPOSITIONS              ENDING
                                                SHARES/PAR         SHARES/PAR             SHARES/PAR             SHARES/PAR
AFFILIATE                                         AMOUNT             AMOUNT                 AMOUNT                 AMOUNT
----------------------------------------------------------------------------------------------------------------------------
MFS Emerging Markets Equity Fund                1,734,800           1,035,754                (57,257)              2,713,297
MFS International Growth Fund                  11,345,054           7,243,785               (232,108)             18,356,731
MFS International Value Fund                    9,724,832           6,783,859               (232,492)             16,276,199
MFS Research International Fund                21,406,300          14,985,810               (453,703)             35,938,407

                                                                  CAPITAL GAIN
                                                 REALIZED        DISTRIBUTIONS
                                                   GAIN         FROM UNDERLYING            DIVIDEND              ENDING
AFFILIATE                                         (LOSS)             FUNDS                  INCOME                VALUE
----------------------------------------------------------------------------------------------------------------------------
MFS Emerging Markets Equity Fund               $  279,738        $  5,012,377            $ 1,640,239          $  101,070,300
MFS International Growth Fund                     874,185          29,596,305              4,677,313             508,297,883
MFS International Value Fund                      721,491          29,877,693              6,764,340             509,933,303
MFS Research International Fund                   636,950          55,878,639              8,475,445             711,580,456
                                               ----------        ------------            -----------          --------------
                                               $2,512,364        $120,365,014            $21,557,337          $1,830,881,942
                                               ==========        ============            ===========          ==============

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

2/28/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Aggressive Growth Allocation Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2007

ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 99.9%
---------------------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                                      4,342,325      $  122,627,270
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I (n)(h)                                                           18,659,037         183,791,510
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I (h)                                                               12,439,085         185,591,153
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Fund - Class I (n)(h)                                                             2,974,038          62,514,285
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                                                         4,963,712         122,405,133
---------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                                                           6,186,354         122,489,805
---------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I (n)(h)                                                         11,622,167         244,297,956
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                            6,798,684         184,040,372
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS                                                                                               $1,227,757,484
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.32%, due 3/01/07 (y)                                         $  1,146,000      $    1,146,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                $1,228,903,484
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.0)%                                                                                   (29,301)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $1,228,874,183
---------------------------------------------------------------------------------------------------------------------------------

(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS AGGRESSIVE GROWTH ALLOCATION FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 02/28/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $988,641,075
                                                                 ============
Gross unrealized appreciation                                    $240,262,409
Gross unrealized depreciation                                              --
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $240,262,409
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the nine months ended February 28, 2007, is set forth below:

                                   BEGINNING        ACQUISITIONS        DISPOSITIONS          ENDING
                                  SHARES/PAR         SHARES/PAR          SHARES/PAR         SHARES/PAR
AFFILIATE                           AMOUNT             AMOUNT              AMOUNT             AMOUNT
------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund          16,457,955          2 ,445,951           (244,869)        18,659,037
MFS Mid Cap Value Fund           11,236,253          1 ,357,911           (155,079)        12,439,085
MFS New Discovery Fund            2,743,610            3 86,602           (156,174)         2,974,038
MFS Strategic Growth Fund        10,539,823          1 ,228,406           (146,062)        11,622,167

                                                   CAPITAL GAIN
                                   REALIZED        DISTRIBUTIONS
                                     GAIN         FROM UNDERLYING    DIVIDEND               ENDING
AFFILIATE                           (LOSS)             FUNDS          INCOME                VALUE
------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund           $  34,383      $         --       $        --          $183,791,510
MFS Mid Cap Value Fund             (120,427)        4,793,172        1 ,267,606           185,591,153
MFS New Discovery Fund              336,896                --                --            62,514,285
MFS Strategic Growth Fund           152,983                --                --           244,297,956
                                  ---------      ------------       -----------          ------------
                                  $ 403,835      $  4,793,172       $1 ,267,606          $676,194,904
                                  =========      ============       ===========          ============

MFS(R) GROWTH ALLOCATION FUND

2/28/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Growth Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2007

ISSUER                                                                                            SHARES/PAR            VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 99.5%
---------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I (h)                                                      13,921,075       $  131,971,789
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Fund - Class I (h)                                                                33,333,341          131,666,698
---------------------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                                     4,580,879          129,364,023
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I (a)(h)                                                          26,300,730          259,062,189
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I (h)                                                              17,519,900          261,396,910
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I (h)                                                              26,201,390          264,110,010
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I (h)                                                                   10,395,117          256,343,578
---------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I (h)                                                     19,483,031          385,764,017
---------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I (a)(h)                                                        18,221,494          383,015,814
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                          14,217,468          384,866,855
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS                                                                                               $2,587,561,883
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.32%, due 3/01/07 (y)                                         $13,628,000       $   13,628,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                $2,601,189,883
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.0%                                                                                     937,109
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $2,602,126,992
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(y) The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GROWTH ALLOCATION FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 02/28/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $2,172,258,545
                                                              ==============
Gross unrealized appreciation                                 $  436,350,831
Gross unrealized depreciation                                     (7,419,493)
                                                              --------------
      Net unrealized appreciation (depreciation)              $  428,931,338
                                                              ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the nine months ended February 28, 2007, is set forth below:

                                      BEGINNING      ACQUISITIONS      DISPOSITIONS        ENDING
                                     SHARES/PAR       SHARES/PAR        SHARES/PAR       SHARES/PAR
AFFILIATE                              AMOUNT           AMOUNT            AMOUNT           AMOUNT
---------------------------------------------------------------------------------------------------
MFS Government Securities Fund       12,239,670         1,978,666         (297,261)      13,921,075
MFS High Income Fund                 29,682,341         4,105,949         (454,949)      33,333,341
MFS Mid Cap Growth Fund              23,337,506         3,192,580         (229,356)      26,300,730
MFS Mid Cap Value Fund               16,054,637         1,716,705         (251,442)      17,519,900
MFS Research Bond Fund               23,045,984         3,683,503         (528,097)      26,201,390
MFS Research Fund                     9,881,550           604,666          (91,099)      10,395,117
MFS Research International Fund      17,132,862         3,163,773         (813,604)      19,483,031
MFS Strategic Growth Fund            16,849,073         1,524,710         (152,289)      18,221,494

                                                     CAPITAL GAIN
                                      REALIZED      DISTRIBUTIONS
                                        GAIN       FROM UNDERLYING      DIVIDEND         ENDING
AFFILIATE                              (LOSS)           FUNDS            INCOME          VALUE
---------------------------------------------------------------------------------------------------
MFS Government Securities Fund       $ (211,089)       $        --    $ 4,312,824    $  131,971,789
MFS High Income Fund                    (90,571)                --      6,883,940       131,666,698
MFS Mid Cap Growth Fund                  73,095                 --             --       259,062,189
MFS Mid Cap Value Fund                    4,494          6,857,140      1,813,444       261,396,910
MFS Research Bond Fund                 (476,415)                --      9,307,123       264,110,010
MFS Research Fund                        84,653                 --      1,525,883       256,343,578
MFS Research International Fund       2,968,623         34,037,910      5,162,731       385,764,017
MFS Strategic Growth Fund                66,852                 --             --       383,015,814
                                     ----------        -----------    -----------    --------------
                                     $2,419,642        $40,895,050    $29,005,945    $2,073,331,005
                                     ==========        ===========    ===========    ==============

MFS(R) MODERATE ALLOCATION FUND

2/28/07
Quarterly portfolio holdings

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

MFS Moderate Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2007

ISSUER                                                                                                SHARES/PAR       VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 99.3%
--------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I (h)                                                       23,351,202      $ 221,369,391
--------------------------------------------------------------------------------------------------------------------------------
MFS High Income Fund - Class I (h)                                                                 27,987,337        110,549,983
--------------------------------------------------------------------------------------------------------------------------------
MFS Intermediate Investment Grade Bond Fund - Class I (h)                                          22,352,523        221,289,975
--------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I (n)(h)                                                           11,091,608        109,252,342
--------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I (h)                                                                7,394,096        110,319,909
--------------------------------------------------------------------------------------------------------------------------------
MFS Money Market Fund (h)                                                                         110,037,514        110,037,514
--------------------------------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I (h)                                                               21,975,448        221,512,511
--------------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I (h)                                                                    13,154,840        324,398,347
--------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I (h)                                                      10,965,736        217,121,581
--------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I (n)(h)                                                         10,195,709        214,313,808
--------------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                           12,003,145        324,925,147
--------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS                                                                                             $ 2,185,090,508
--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.7%
--------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.32%, due 3/01/07 (y)                                         $ 14,471,000       $ 14,471,000
--------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                              $ 2,199,561,508
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0%                                                                                      825,800
--------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                            $ 2,200,387,308
--------------------------------------------------------------------------------------------------------------------------------

(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MODERATE ALLOCATION FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 02/28/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                               $1,884,462,891
                                                             ==============
Gross unrealized appreciation                                $  330,079,444
Gross unrealized depreciation                                  (14,980,832)
                                                             --------------
      Net unrealized appreciation (depreciation)             $  315,098,612
                                                             ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the nine months ended February 28, 2007, is set forth below:

                                                           BEGINNING      ACQUISITIONS         DISPOSITIONS        ENDING
                                                          SHARES/PAR       SHARES/PAR           SHARES/PAR       SHARES/PAR
AFFILIATE                                                   AMOUNT           AMOUNT                AMOUNT          AMOUNT
---------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund                            21,387,818        2,496,260             (532,876)      23,351,202
MFS High Income Fund                                      25,988,833        2,591,302             (592,798)      27,987,337
MFS Intermediate Investment Grade Bond Fund               20,378,394        2,416,186             (442,057)      22,352,523
MFS Mid Cap Growth Fund                                   10,163,212        1,400,379             (471,983)      11,091,608
MFS Mid Cap Value Fund                                     7,059,395          706,936             (372,235)       7,394,096
MFS Money Market Fund                                     99,087,090       12,550,194           (1,599,770)     110,037,514
MFS Research Bond Fund                                    20,143,509        2,338,136             (506,197)      21,975,448
MFS Research Fund                                         13,020,115          679,791             (545,066)      13,154,840
MFS Research International Fund                           10,397,139        1,538,138             (969,541)      10,965,736
MFS Strategic Growth Fund                                  9,785,069          706,194             (295,554)      10,195,709

                                                                   CAPITAL GAIN
                                                 REALIZED          DISTRIBUTIONS
                                                   GAIN           FROM UNDERLYING         DIVIDEND               ENDING
                                                  (LOSS)               FUNDS               INCOME                VALUE
---------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund                  $(385,514)                    $--         $ 7,416,597        $  221,369,391
MFS High Income Fund                             (106,524)                     --           5,927,443           110,549,983
MFS Intermediate Investment Grade Bond Fund      (355,041)                     --           7,872,084           221,289,975
MFS Mid Cap Growth Fund                           271,783                      --                  --           109,252,342
MFS Mid Cap Value Fund                            251,260               2,919,564             772,111           110,319,909
MFS Money Market Fund                                  --                      --           3,842,807           110,037,514
MFS Research Bond Fund                           (451,097)                     --           8,008,660           221,512,511
MFS Research Fund                               1,202,387                      --           1,949,175           324,398,347
MFS Research International Fund                 3,824,551              19,272,190           2,923,127           217,121,581
MFS Strategic Growth Fund                         370,006                      --                   --          214,313,808
                                               ----------             -----------         -----------        --------------
                                               $4,621,811             $22,191,754         $38,712,004        $1,860,165,361
                                               ==========             ===========         ===========        ==============

MFS(R) CONSERVATIVE ALLOCATION FUND

2/28/07
Quarterly portfolio holdings

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

MFS Conservative Allocation Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2007
ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 99.0%
---------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I (h)                                                        7,492,084        $ 71,024,960
---------------------------------------------------------------------------------------------------------------------------------
MFS Intermediate Investment Grade Bond Fund - Class I (h)                                          10,749,147         106,416,553
---------------------------------------------------------------------------------------------------------------------------------
MFS Limited Maturity Fund - Class I (h)                                                            22,090,250         141,598,500
---------------------------------------------------------------------------------------------------------------------------------
MFS Money Market Fund (h)                                                                          70,554,858          70,554,858
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I                                                                    3,522,977          35,511,604
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                                                         4,188,388         103,285,639
---------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                                                           1,739,244          34,437,034
---------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I (a)                                                             1,636,666          34,402,726
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                            3,813,592         103,233,935
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS                                                                                                 $700,465,809
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.32%, due 3/01/07 (y)                                         $  7,595,000        $  7,595,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                  $708,060,809
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.1)%                                                                                  (809,475)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $707,251,334
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(y) The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CONSERVATIVE ALLOCATION FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 02/28/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $636,529,860
                                                              ============
Gross unrealized appreciation                                 $ 81,900,330
Gross unrealized depreciation                                  (10,369,381)
                                                              ------------
      Net unrealized appreciation (depreciation)              $ 71,530,949
                                                              ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the nine months ended February 28, 2007, is set forth below:

                                                BEGINNING        ACQUISITIONS        DISPOSITIONS         ENDING
                                                SHARES/PAR        SHARES/PAR          SHARES/PAR        SHARES/PAR
AFFILIATE                                         AMOUNT            AMOUNT              AMOUNT            AMOUNT
-------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund                   6,846,207           900,005            (254,128)         7,492,084
MFS Intermediate Investment
Grade Bond Fund                                  9,777,999         1,317,737            (346,589)        10,749,147
MFS Limited Maturity Fund                       19,956,175         2,761,899            (627,824)        22,090,250
MFS Money Market Fund                           63,377,557         9,105,443          (1,928,142)        70,554,858

                                                                 CAPITAL GAIN
                                                 REALIZED        DISTRIBUTIONS
                                                   GAIN         FROM UNDERLYING        DIVIDEND           ENDING
AFFILIATE                                         (LOSS)             FUNDS              INCOME            VALUE
-------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund                  $ (186,012)        $      --         $ 2,392,876       $ 71,024,960
MFS Intermediate Investment Grade Bond Fund       (283,608)               --           3,811,090        106,416,553
MFS Limited Maturity Fund                         (319,332)               --           4,865,935        141,598,500
MFS Money Market Fund                                   --                --           2,480,368         70,554,858
                                                ----------         ---------         -----------       ------------
                                                $ (788,952)        $      --         $13,550,269       $389,594,871
                                                ==========         =========         ===========       ============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: April 16, 2007
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: April 16, 2007
      --------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2007
      --------------


* Print name and title of each signing officer under his or her signature.